General and Administrative (Tables)	12 Months Ended
Dec. 31, 2014
General and Administrative [Abstract]
General and Administrative

	Year Ended December 31,
	2012	2013	2014

Salaries	$13,401	13,112	$17,616
Depreciation	580	681	2,312
Office Expenses	15,916	15,934	18,171
General and Administrative expenses	$29,897	29,727	$38,099